WESTPORT
                                    --------
                                                    Investments

Investment Adviser                                  Shareholder Services
------------------                                  --------------------
Westport Advisers, LLC                              The Westport Funds
253 Riverside Avenue                                Post Office Box 5354
Westport, CT 06880                                  Cincinnati, Ohio 45201-5354
203.227.3645                                        1.888.5WESTPT

May 5, 2004

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

     Re:  The Westport Funds
          File No. 333-35821 and 811-08359

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to The Westport Funds' registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 7) has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Assistant Secretary